united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Ultimus Fund Solutions, LLC

Attn: Zachary P. Richmond

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-587-3400

Date of fiscal year end: 1/31

Date of reporting period: 7/31/2022

Item 1. Reports to Stockholders.

(a)

Belmont Theta Income Fund

Semi-Annual Report

July 31, 2022

Fund Adviser:
Belmont Capital, LLC d/b/a Belmont Capital GroupTM
1875 Century Park E., Suite 1780
Los Angeles, CA 90067

Investment Results (Unaudited)

Average Annual Total Returns* as of July 31, 2022

				Since Inception
	Six Months	One Year	Three Years	(April 30, 2018)
Belmont Theta Income Fund	(3.35)%	(3.30)%	(2.19)%	(1.40)%
CBOE S&P 500® Iron Condor Index(a)	(0.03)%	2.27%	(2.09)%	(2.01)%
ICE BofA US 3-Month Treasury Bill Index(b)	0.20%	0.22%	0.59%	1.07%

Total annual operating expenses as disclosed in the Belmont Theta Income Fund (the “Fund”) prospectus dated May 31, 2022, were 3.19% of average daily net assets (2.02% after fee waivers/ expense reimbursements by Belmont Capital, LLC (the “Adviser”)). The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2023, so that total annual fund operating expenses do not exceed 1.99%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of the Valued Advisers Trust (the “Trust”), and it will automatically terminate upon the termination of the investment advisory agreement between the Trust and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including exchange-traded funds, that have their own expenses. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following the date on which the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment. Additional information pertaining to the Fund’s expense ratios as of July 31, 2022 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 789-1087.

*	Average annual total returns reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.

(a) The CBOE S&P 500® Iron Condor Index (“Index”) is designed to track the performance of a hypothetical option trading strategy that 1) sells a rolling monthly out-of-the-money (OTM) S&P 500® Index (SPX) put option (delta ≈ - 0.20) and a rolling monthly OTM SPX call option (delta ≈ 0.20); 2) buys a rolling monthly OTM SPX put option (delta ≈ - 0.05) and a rolling monthly OTM SPX call option (delta ≈ 0.05) to reduce risk; and 3) holds a money market account invested in one-

Investment Results (Unaudited) (continued)

month Treasury bills, which is rebalanced on option roll days and is designed to limit the downside return of the Index.

(b) ICE BofA US 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify, an issue must have settled on or before the rebalancing date.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (800) 789-1087. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Fund Holdings (Unaudited)

July 31, 2022 - (Unaudited)

Belmont Theta Income Fund Holdings as of July 31, 2022*

*	As a percentage of net assets.

The investment objective of the Fund is to seek long-term growth of capital and income generation with limited correlation to equity markets.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http:// www.sec.gov and on the Fund’s website at http://www.belmontcapfunds.com.

Belmont Theta Income Fund
Schedule of Investments
July 31, 2022 - (Unaudited)

	Principal
	Amount	Fair Value
U.S. GOVERNMENT & AGENCIES(a)(b)(c) — 95.66%
United States Treasury Bill, 0.04%, 8/11/2022	$1,000,000	$999,434
United States Treasury Bill, 0.08%, 11/3/2022	2,000,000	1,987,255
United States Treasury Bill, 0.14%, 12/1/2022	2,000,000	1,982,638
United States Treasury Bill, 0.29%, 12/29/2022	1,000,000	988,818
United States Treasury Bill, 0.54%, 1/26/2023	2,000,000	1,972,489
United States Treasury Bill, 1.37%, 3/23/2023	2,000,000	1,964,653
United States Treasury Bill, 2.03%, 5/18/2023	1,000,000	977,857
Total U.S. Government & Agencies (Cost $10,958,648)		10,873,144

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
CALL OPTIONS PURCHASED — 0.55%
S & P 500 Index(c)	87	$35,933,486	$4,400.00	August 2022	$63,075

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
PUT OPTIONS PURCHASED — 0.16%
S & P 500 Index(c)	87	35,933,486	3,350.00	August 2022	18,705
Total Options Purchased (Cost $78,785)					81,780
Total Investments — 96.37% (Cost $11,037,433)					10,954,924
Other Assets in Excess of Liabilities — 3.63%					411,821
NET ASSETS — 100.00%					$11,366,745

(a)	All of these securities are held as collateral for options.

(b)	The rate shown represents effective yield at time of purchase.

(c)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Belmont Theta Income Fund
Schedule of Open Written Option Contracts
July 31, 2022 - (Unaudited)

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
WRITTEN CALL OPTIONS (3.21)%
S & P 500 Index(a)	(87)	$(35,983,486)	$4,225.00	August 2022	$(365,835)

WRITTEN PUT OPTIONS (0.34)%
S & P 500 Index(a)	(87)	(35,983,486)	3,550.00	August 2022	(38,715)

Total Written Options (Premiums Received $254,947)					$(404,550)

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Belmont Theta Income Fund
Statement of Assets and Liabilities
July 31, 2022 - (Unaudited)

Assets
Investments in securities at fair value (cost $11,037,433) (Note 3)	$10,954,924
Cash	535,075
Cash held at broker for options transactions	280,414
Receivable for fund shares sold	14,202
Interest receivable	197
Prepaid expenses	12,352
Total Assets	11,797,164
Liabilities
Options written, at value (premium received $254,947)	404,550
Payable to Adviser (Note 4)	2,857
Payable to affiliates (Note 4)	6,769
Payable to trustees	1,714
Other accrued expenses	14,529
Total Liabilities	430,419
Net Assets	$11,366,745
Net Assets consist of:
Paid-in capital	$12,017,848
Accumulated deficit	(651,103)
Net Assets	$11,366,745
Shares outstanding (unlimited number of shares authorized, no par value)	605,497
Net asset value, offering and redemption price per share (Note 2)	$18.77

See accompanying notes which are an integral part of these financial statements.

Belmont Theta Income Fund
Statement of Operations
For the six months ended July 31, 2022 - (Unaudited)

Investment Income
Interest income	$23,814
Total investment income	23,814

Expenses
Investment Adviser fees (Note 4)	107,455
Fund accounting fees (Note 4)	15,728
Administration fees (Note 4)	15,108
Audit and tax preparation fees	9,482
Legal fees	8,926
Registration expenses	8,463
Transfer agent fees (Note 4)	6,043
Compliance service fees (Note 4)	5,951
Interest expense	4,363
Printing and postage expenses	3,744
Trustee fees	3,483
Custodian fees	1,488
Miscellaneous expense	15,853
Total expenses	206,087
Fees contractually waived by Adviser (Note 4)	(79,555)
Net operating expenses	126,532
Net investment loss	(102,718)

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	(1,723)
Purchased options	(1,064,598)
Written options	1,258,338
Change in unrealized appreciation (depreciation) on:
Investment securities	(56,382)
Purchased options	609,754
Written options	(1,073,435)
Net realized and change in unrealized loss on investments	(328,046)
Net decrease in net assets resulting from operations	$(430,764)

See accompanying notes which are an integral part of these financial statements.

Belmont Theta Income Fund
Statements of Changes in Net Assets

	For the Six	For the Year
	Months Ended	Ended January
	July 31, 2022	31, 2022
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(102,718)	$(257,591)
Net realized gain on investment securities transactions, purchased options and written options	192,017	277,695
Net change in unrealized appreciation (depreciation) of investment securities, purchased options and written options	(520,063)	208,110
Net increase (decrease) in net assets resulting from operations	(430,764)	228,214

Capital Transactions - Institutional Class:
Proceeds from shares sold	642,076	1,667,519
Amount paid for shares redeemed	(1,767,512)	(1,797,810)
Net decrease in net assets resulting from capital transactions	(1,125,436)	(130,291)
Total Increase (Decrease) in Net Assets	(1,556,200)	97,923

Net Assets
Beginning of period	12,922,945	12,825,022
End of period	$11,366,745	$12,922,945

Share Transactions - Institutional Class:
Shares sold	33,834	85,715
Shares redeemed	(93,736)	(92,260)
Net decrease in shares	(59,902)	(6,545)

See accompanying notes which are an integral part of these financial statements.

Belmont Theta Income Fund - Institutional Class
Financial Highlights
(For a share outstanding during each period)

	For the Six		For the Years Ended January 31,			For the
	Months					Period
	Ended					Ended
	July 31, 2022					January 31,
	(Unaudited)		2022	2021	2020	2019(a)
Selected Per Share Data:
Net asset value, beginning of period	$19.42		$19.09	$20.03	$19.76	$20.00
Investment operations:
Net investment income (loss)	(0.17)		(0.39)	(0.22)	0.01	—	(b)
Net realized and unrealized gain (loss)	(0.48)		0.72	(0.72)	0.32	(0.24)
Total from investment operations	(0.65)		0.33	(0.94)	0.33	(0.24)
Less distributions to shareholders from:
Net investment income	—		—	—	(0.01)	—
Net realized gains	—		—	—	(0.05)	—
Total distributions	—		—	—	(0.06)	—
Net asset value, end of period	$18.77		$19.42	$19.09	$20.03	$19.76
Total Return(c)	(3.35	)% (d)	1.73%	(4.69)%	1.71%	(1.20	)% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$11,367		$12,923	$12,825	$16,014	$12,839
Ratio of net expenses to average net assets (e)	2.06	% (f)	2.02%	2.10%	2.14%	2.20	% (f)
Ratio of expenses to average net assets
before waiver and reimbursement	3.36	% (f)	3.19%	3.20%	3.02%	4.97	% (f)
Ratio of net investment income (loss) to average net assets	(1.67	)% (f)	(1.97)%	(1.08)%	0.06%	(0.05	)% (f)
Portfolio turnover rate	—	% (d)	—%	—%	—%	—	%(d)

(a)	For the period April 30, 2018 (commencement of operations) to January 31, 2019.

(b)	Rounds to less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	This ratio includes the impact of broker interest fees. If this cost had been excluded, the ratio of expenses to average net assets would have been 1.99% for the periods ended July 31, 2022, January 31, 2022, January 31, 2021, January 31, 2020 and January 31, 2019, respectively.

(f)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Belmont Theta Income Fund
Notes to the Financial Statements
July 31, 2022 - (Unaudited)

NOTE 1. ORGANIZATION

The Belmont Theta Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund currently offers one class of shares: Institutional Shares. The Fund commenced operations on April 30, 2018. The Fund’s investment adviser is Belmont Capital, LLC d/b/a Belmont Capital GroupTM (the “Adviser”). The investment objective of the Fund is to seek long-term growth of capital and income generation with limited correlation to equity markets.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended July 31, 2022, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended July 31, 2022, the Fund did not incur any

Belmont Theta Income Fund
Notes to the Financial Statements (continued)
July 31, 2022 - (Unaudited)

interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Share Valuation – The NAV is calculated each day the New York Stock Exchange (the “NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

Options – The Fund utilizes an option premium collection strategy that implements a put spread and a call spread on the S&P 500® Index (SPX) to create a number of defined-risk trades. A defined-risk trade is essentially where a series of financial instruments (such as options) are entered into where the terms and conditions of the financial instruments are, in combination, designed to limit the overall risk. Stock index options are put options and

Belmont Theta Income Fund
Notes to the Financial Statements (continued)
July 31, 2022 - (Unaudited)

call options on various stock indices. In most respects, they are identical to listed options on common stocks. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying investments, and therefore may be subject to greater fluctuation than an investment in the underlying instruments themselves.

In implementing its option premium collection strategy, the Fund will sell (write) a put option (creating a short position) while simultaneously purchasing another put option at a different strike price (creating a long position) – the combination of these two put option positions creates a defined-risk trade. Additionally, the Fund will sell (write) a call option (creating another short position) while simultaneously purchasing another call option at a different strike price (creating another long position) – the combination of these two call options positions creates another defined-risk trade for the Fund. The Fund’s put spreads and call spreads each contain the following characteristics: (i) the long and short options of each spread have the same number of contracts, (ii) the long option of each spread will have a further out-of-the-money strike price than the short option; (iii) the long option of each spread will have at least the same or longer expiration date than the short option.

The Fund generally utilizes weekly and monthly SPX options with expirations of 90 days or less. SPX options are European-style options, which means that they can be exercised only at expiration. Based on the Adviser’s assessment of market conditions, the Adviser may close one or more sides of a spread at any time for purposes of risk management of the Fund.

The Adviser monitors all SPX option strikes for the optimal sale of put spreads and call spreads. Once the Fund has entered into a position, the Adviser attempts to realize as much of the net premium as possible. The Fund may decide to close its option spread positions prior to expiration, which may result in realizing less than the net option premium initially collected. Positions are generally re-set on a monthly basis, but the Adviser may determine to close and/or adjust option spreads prior to expiration for purposes of risk management. The Adviser may at times determine to take a temporary defensive position and not implement its option spread writing investment strategy. The option premium collection strategy may result in the generation of positive returns for the Fund; however, the loss potential if the strategy is not effective may be greater than the profit potential. The Fund may lose significantly more than the premium it receives in highly volatile market conditions.

The Fund is required to pledge collateral for the option trades and it will hold cash, money market instruments, or treasury bills as collateral for all such options trades. The Fund’s

Belmont Theta Income Fund
Notes to the Financial Statements (continued)
July 31, 2022 - (Unaudited)

custodian will segregate such collateral for the benefit of the counterparty. Therefore, the Fund must typically maintain a large percentage of cash and cash equivalents within the Fund. The Fund’s option spread positions will effectively lever the portfolio and will target a notional exposure of no greater than three times the pledged collateral value.

Derivative Transactions – The following tables identify the location and fair value of derivative instruments on the Statement of Assets and Liabilities as of July 31, 2022 and the effect of derivative instruments on the Statement of Operations for the six months ended July 31, 2022.

As of July 31, 2022:

Location of Derivatives on Statement of Assets and Liabilities

Derivatives	Asset Derivatives	Liability Derivatives	Fair Value
Equity Price Risk:
Options Purchased	Investments in securities at fair value		$81,780
Options Written		Options written,at fair value	(404,550)

For the six months ended July 31, 2022:

			Change in Unrealized
	Location of Gain (Loss) on	Realized Gain	Appreciation
	Derivatives on Statement of	(Loss) on	(Depreciation) on
Derivatives	Operations	Derivatives	Derivatives
Equity Price Risk:
Options purchased	Net realized gain and change in unrealized appreciation (depreciation) on investment securities	$(1,064,598)	$609,754
Options written	Net realized gain and change in unrealized appreciation (depreciation) on written options	1,258,338	(1,073,435)

The following summarizes the average ending monthly fair value of derivatives outstanding during the six months ended July 31, 2022:

Average Ending Monthly
Derivatives	Fair Value(a)
Options Purchased	$81,733
Options Written	(267,654)

(a)	Average based on the six months during the period that had activity

Belmont Theta Income Fund
Notes to the Financial Statements (continued)
July 31, 2022 - (Unaudited)

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of July 31, 2022:

Gross Amounts Not Offset
in Statements of Assets and
Liabilities
Net Amounts
		Gross Amounts	of Liabilities
		Offset in	Presented in
	Gross Amounts	Statement of	Statement of
	of Recognized	Assets and	Assets and	Financial	Collateral	Net
	Liabilities	liabilities	Liabilities	Instruments	Pledged	Amount
Written Options	$404,550	$—	$404,550	$(404,550)	$—	$—

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

Belmont Theta Income Fund
Notes to the Financial Statements (continued)
July 31, 2022 - (Unaudited)

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at the mean between the most recent quoted bid and ask prices. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities.

Belmont Theta Income Fund
Notes to the Financial Statements (continued)
July 31, 2022 - (Unaudited)

Exchange-traded options on securities and indices purchased or sold by the Fund generally will be valued at the mean of the last bid and ask prices. If there is no such reported ask on the valuation date, purchased options are valued at the most recent bid price. If there is no such reported bid on the valuation date, written options are valued at the most recent ask price. On the last business day of each month, the Cboe Options Exchange (“Cboe”) conducts special end-of-month non-trading closing rotations for the sole purpose of determining the fair value of the S&P 500 Index (SPX) option series. For month end valuations of SPX, the Cboe adjusted price will be used if the special end-of-month non-trading closing rotation fair value price differs from the price provided at market close. Options will generally be categorized as Level 2 securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2022:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$10,873,144	$—	$10,873,144
Put Options Purchased	—	18,705	—	18,705
Call Options Purchased	—	63,075	—	63,075
Total	$—	$10,954,924	$—	$10,954,924

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Written Call Options	$—	$(365,835)	$—	$(365,835)
Written Put Options	—	(38,715)	—	(38,715)
Total	$—	$(404,550)	$—	$(404,550)

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly at an annual rate of 1.75% of the average daily net assets of the Fund. For the six months ended July 31, 2022, the Adviser earned a fee of $107,455 from the Fund before the waivers described below. At July 31, 2022, the Fund owed the Adviser $2,857.

The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2023, so that total annual fund operating expenses do not exceed

Belmont Theta Income Fund
Notes to the Financial Statements (continued)
July 31, 2022 - (Unaudited)

1.99%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board, and it will automatically terminate upon the termination of the investment advisory agreement between the Trust and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including exchange-traded funds, that have their own expenses.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three years following the date the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that is in effect at the time of the repayment or at the time of the fee waiver or expense reimbursement, whichever is lower. For the six months ended July 31, 2022, the Adviser waived fees or reimbursed expenses totaling $79,555. As of July 31, 2022, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

Recoverable Through
January 31, 2023	$56,847
January 31, 2024	151,031
January 31, 2025	153,403
July 31, 2025	79,555

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. Prior to April 1, 2022, the Administrator also provided certain compliance services to the Fund.

Effective April 1, 2022, Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

The officers and one trustee of the Trust are members of management and/or employees of the Administrator or of NLCS, and are not paid by the Trust for services to the Fund.

Belmont Theta Income Fund
Notes to the Financial Statements (continued)
July 31, 2022 - (Unaudited)

Ultimus Fund Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of Ultimus. There were no payments made to the Distributor by the Fund for the six months ended July 31, 2022.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended July 31, 2022, there were no purchases or sales of investment securities, other than short-term investments and short-term U.S. government obligations.

NOTE 6. FEDERAL TAX INFORMATION

At July 31, 2022, the net unrealized appreciation (depreciation) and tax cost of investments, including written options, for tax purposes was as follows:

Gross unrealized appreciation	$184,477
Gross unrealized depreciation	(733,662)
Net unrealized depreciation on investments	$(549,185)
Tax cost of investments	$11,099,559

The difference between book basis and tax basis of unrealized appreciation (depreciation) is primarily attributable to the mark to market adjustments on options contracts.

At January 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(191,217)
Unrealized depreciation on investments	(29,122)
Total accumulated deficit	$(220,339)

As of January 31, 2022, the Fund had short-term and long-term capital loss carryforwards of $67,991 and $101,852, respectively. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

As of January 31, 2022, the Fund deferred Qualified Late Year Ordinary losses of $21,374. During the fiscal year ended January 31, 2022, the Fund utilized capital loss carryforwards of $513,959.

NOTE 7. RECENT REGULATORY UPDATES

In October 2020, the Securities and exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (Rule 18f-4”) Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by funds to comply with section

Belmont Theta Income Fund
Notes to the Financial Statements (continued)
July 31, 2022 - (Unaudited)

18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2022 through July 31, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	February	July 31,	During	Expense
	1, 2022	2022	Period(a)	Ratio
Actual	$1,000.00	$966.50	$10.05	2.06%
Hypothetical(b)	$1,000.00	$1,014.57	$10.30	2.06%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

FACTS	WHAT DOES BELMONT THETA INCOME FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ account balances and account transactions

■ transaction or loss history and purchase history

■ checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (800) 789-1087

Who we are
Who is providing this notice?	Belmont Theta Income Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)

What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■     open an account or deposit money

■     buy securities from us or sell securities to us

■     make deposits or withdrawals from your account

■     give us your account information

■     make a wire transfer

■     tell us who receives the money

■     tell us where to send the money

■     show your government-issued ID

■     show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes — information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■     Belmont Capital, LLC d/b/a Belmont Capital GroupTM., the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 789-1087 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Andrea N. Mullins, Chairperson Ira P. Cohen Mark J. Seger	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS
Matthew J. Miller, Principal Executive Officer and
    President
Zachary P. Richmond, Principal Financial Officer and
    Treasurer
N. Lynn Bowley, Chief Compliance Officer
Carol J. Highsmith, Vice President and Secretary
LEGAL COUNSEL Troutman Pepper Hamilton Sanders LLP 3000 Two Logan Square 18th and Arch Streets Philadelphia, PA 19103

INVESTMENT ADVISER Belmont Capital, LLC d/b/a Belmont Capital Group™ 1875 Century Park E., Suite 1780 Los Angeles,CA 90067	CUSTODIAN Huntington National Bank 41 South High Street Columbus, OH 43215

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

BELMONT-SAR-22

Channing Intrinsic Value Small-Cap Fund

Institutional Class - OWLLX

Semi-Annual Report

July 31, 2022

Fund Adviser:

Channing Capital Management, LLC

10 S. LaSalle Street, Suite 2401

Chicago, IL 60603

(312) 223-0211
www.channingcapital.com

Investment Results (Unaudited)

Total Returns* as of July 31, 2022

			Since Inception
	Six Months	One Year	(June 30, 2021)
Channing Intrinsic Value Small-Cap Fund	(8.29)%	(9.24)%	(9.39)%
Russell 2000® Value Index(a)	(3.69)%	(4.77)%	(7.56)%

Total annual operating expenses, as disclosed in the Channing Intrinsic Value Small-Cap Fund (the “Fund”) prospectus dated May 31, 2022, were 12.86% of average daily net assets (0.95% after fee waivers/expense reimbursements by Channing Capital Management, LLC (the “Adviser”)). The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2023, so that total annual fund operating expenses do not exceed 0.95%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of Valued Advisers Trust (the “Trust”), and it will automatically terminate upon the termination of the investment advisory agreement between the Trust and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including exchange-traded funds, that have their own expenses. Each fee waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following the date on which the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment. Additional information pertaining to the Fund’s expense ratios as of July 31, 2022 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (833) 565-1919.

*	Total returns reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

(a)	The Russell 2000® Value Index (“Index”) is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. The Index measures the performance of those Russell 2000® Index companies (the 2,000 smallest companies in the Russell 3000® Index (the 3,000 largest U.S. companies based on total market capitalization), which represents approximately 10% of the total market capitalization of the Russell 3000® Index) with lower price-to-book ratios and lower forecasted growth values.

1

Investment Results (Unaudited) (continued)

Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (833) 565-1919. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

2

Fund Holdings (Unaudited)

Channing Intrinsic Value Small-Cap Fund Holdings as of July 31, 2022*

*	As a percentage of net assets.

The investment objective of the Fund is long-term capital appreciation.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http:// www.sec.gov and on the Fund’s website at www.channingcapital.com.

3

Channing Intrinsic Value Small-Cap Fund
Schedule of Investments
July 31, 2022 - (Unaudited)

COMMON STOCKS — 97.87%	Shares	Fair Value
Communications — 2.56%
Gray Television, Inc.	9,283	$172,385

Consumer Discretionary — 14.30%
Asbury Automotive Group, Inc.(a)	808	138,685
Boyd Gaming Corp.	2,511	139,386
Callaway Golf Co.(a)	6,849	157,185
Hanesbrands, Inc.	11,441	127,910
Madison Square Garden Entertainment Corp., Class A(a)	2,794	162,694
Marriott Vacations Worldwide Corp.	990	135,551
OneSpaWorld Holdings Ltd.(a)	13,925	100,399
		961,810
Consumer Staples — 4.86%
Darling Ingredients, Inc.(a)	2,800	193,984
Spectrum Brands Holdings, Inc.	1,912	132,960
		326,944
Energy — 2.02%
PDC Energy, Inc.	2,070	135,978

Financials — 22.90%
Artisan Partners Asset Management, Inc., Class A	3,810	151,486
Banner Corp.	3,277	203,142
Cadence Bank	6,711	175,157
Horace Mann Educators Corp.	3,740	128,095
Independent Bank Corp.	2,354	197,265
Pacific Premier Bancorp, Inc.	4,577	153,970
SouthState Corp.	2,157	182,849
Stifel Financial Corp.	2,974	177,875
Synovus Financial Corp.	4,189	169,152
		1,538,991
Health Care — 8.81%
Integer Holdings Corp.(a)	2,353	164,451
Medpace Holdings, Inc.(a)	521	88,325
Merit Medical Systems, Inc.(a)	2,987	171,693
NuVasive, Inc.(a)	3,204	168,274
		592,743
Industrials — 22.85%
Allegiant Travel Co.(a)	778	89,711
Belden, Inc.	2,037	131,835
Brink’s Co. (The)	2,364	134,606
Cactus, Inc., Class A	2,972	123,605
Enovis Corp.(a)	2,503	149,479
Harsco Corp.(a)	262	1,260
Hexcel Corp.	461	27,895
Hillenbrand, Inc.	2,707	125,063
MSA Safety, Inc.	1,391	178,522
Regal Rexnord Corp.	1,352	181,575
SPX Corp.(a)	3,736	220,909

See accompanying notes which are an integral part of these financial statements.

4

Channing Intrinsic Value Small-Cap Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)

COMMON STOCKS — 97.87% - (continued)	Shares	Fair Value
Industrials — 22.85% - continued
Zurn Water Solutions Corp.	5,939	$171,934
		1,536,394
Materials — 5.25%
Allegheny Technologies, Inc.(a)	5,969	148,568
Avient Corp.	4,732	204,186
		352,754
Real Estate — 6.16%
Corporate Office Properties Trust	4,907	138,132
Healthcare Realty Trust, Inc.	5,316	139,545
Physicians Realty Trust	7,693	136,705
		414,382
Technology — 8.16%
Diodes, Inc.(a)	1,721	140,038
FormFactor, Inc.(a)	3,789	134,737
II-VI, Inc.(a)	2,517	132,495
MaxLinear, Inc.(a)	3,500	141,434
		548,704
Total Common Stocks (Cost $7,216,752)		6,581,085

MONEY MARKET FUNDS - 3.87%
First American Treasury Obligations Fund, Class X, 1.80%(b)	260,247	260,247
Total Money Market Funds (Cost $260,247)		260,247
Total Investments — 101.74% (Cost $7,476,999)		6,841,332
Liabilities in Excess of Other Assets — (1.74)%		(116,725)
NET ASSETS — 100.00%		$6,724,607

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of July 31, 2022.

See accompanying notes which are an integral part of these financial statements.

5

Channing Intrinsic Value Small-Cap Fund
Statement of Assets and Liabilities
July 31, 2022 - (Unaudited)

Assets
Investments in securities at fair value (cost $7,476,999) (Note 3)	$6,841,332
Receivable for investments sold	29,764
Dividends receivable	1,711
Receivable from Adviser (Note 4)	20,816
Prepaid expenses	7,064
Total Assets	6,900,687
Liabilities
Payable for investments purchased	148,825
Payable to affiliates (Note 4)	6,737
Payable to trustees	1,282
Other accrued expenses	19,236
Total Liabilities	176,080
Net Assets	$6,724,607
Net Assets consist of:
Paid-in capital	$7,523,297
Accumulated deficit	(798,690)
Net Assets	$6,724,607
Shares outstanding (unlimited number of shares authorized, no par value)	750,792
Net asset value, offering and redemption price per share (Note 2)	$8.96

See accompanying notes which are an integral part of these financial statements.

6

Channing Intrinsic Value Small-Cap Fund
Statement of Operations
For the six months ended July 31, 2022 - (Unaudited)

Investment Income
Dividend income	$36,702
Total investment income	36,702
Expenses
Investment Adviser fees (Note 4)	17,894
Administration and fund accounting fees (Note 4)	24,795
Compliance service fees (Note 4)	9,918
Legal fees	9,429
Audit and tax preparation fees	9,015
Transfer agent fees (Note 4)	7,492
Custodian fees	5,535
Printing and postage expenses	4,366
Trustee fees	3,610
Registration expenses	2,709
Miscellaneous expense	12,397
Total expenses	107,160
Fees contractually waived and expenses reimbursed by Adviser (Note 4)	(82,895)
Net operating expenses	24,265
Net investment income	12,437
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities transactions	(167,512)
Net change in unrealized depreciation on investment securities	(623,098)
Net realized and change in unrealized loss on investments	(790,610)
Net decrease in net assets resulting from operations	$(778,173)

See accompanying notes which are an integral part of these financial statements.

7

Channing Intrinsic Value Small-Cap Fund
Statements of Changes in Net Assets

	For the Six Months	For the Period
	Ended July 31,	Ended January 31,
	2022	2022(a)
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$12,437	$2,365
Net realized loss on investment securities transactions	(167,512)	(6,707)
Net change in unrealized depreciation of investment securities	(623,098)	(12,569)
Net decrease in net assets resulting from operations	(778,173)	(16,911)
Distributions to shareholders from Earnings (Note 2)	—	(4,208)
Total distributions	—	(4,208)
Capital Transactions - Institutional Class:
Proceeds from shares sold	5,635,000	1,886,000
Reinvestment of distributions	—	2,899
Net increase in net assets resulting from capital transactions	5,635,000	1,888,899
Total Increase in Net Assets	4,856,827	1,867,780
Net Assets
Beginning of period	1,867,780	—
End of period	$6,724,607	$1,867,780
Share Transactions - Institutional Class:
Shares sold	559,537	190,962
Shares issued in reinvestment of distributions	—	293
Net increase in shares	559,537	191,255

(a)	For the period June 30, 2021 (commencement of operations) to January 31, 2022.

See accompanying notes which are an integral part of these financial statements.

8

Channing Intrinsic Value Small-Cap Fund - Institutional Class
Financial Highlights
(For a share outstanding during each period)

	For the Six		For the
	Months		Period
	Ended July		Ended
	31, 2022		January 31,
	(Unaudited)		2022(a)
Selected Per Share Data:
Net asset value, beginning of period	$9.77		$10.00
Investment operations:
Net investment income	0.02		0.02
Net realized and unrealized loss on investments	(0.83)		(0.22)
Total from investment operations	(0.81)		(0.20)
Less distributions to shareholders from:
Net investment income	—		(0.03)
Total distributions	—		(0.03)
Net asset value, end of period	$8.96		$9.77
Total Return(b)	(8.29	)% (c)	(2.03	)% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$6,725		$1,868
Ratio of net expenses to average net assets	0.95	% (d)	0.95	% (d)
Ratio of expenses to average net assets before waiver and reimbursement	4.20	% (d)	12.86	% (d)
Ratio of net investment income to average net assets	0.49	% (d)	0.27	% (d)
Portfolio turnover rate	28	% (c)	23	% (c)

(a)	For the period June 30, 2021 (commencement of operations) to January 31, 2022.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

9

Channing Intrinsic Value Small-Cap Fund
Notes to the Financial Statements
July 31, 2022 - (Unaudited)

NOTE 1. ORGANIZATION

The Channing Intrinsic Value Small-Cap Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund currently offers one class of shares: Institutional Shares. The Fund commenced operations on June 30, 2021. The Fund’s investment adviser is Channing Capital Management, LLC (the “Adviser”). The investment objective of the Fund is long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended July 31, 2022, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended July 31, 2022, the Fund did not incur any interest

10

Channing Intrinsic Value Small-Cap Fund
Notes to the Financial Statements (continued)
July 31, 2022 - (Unaudited)

or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last tax year end and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date.

The calendar year end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Share Valuation – The NAV is calculated each day the New York Stock Exchange (the “NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

11

Channing Intrinsic Value Small-Cap Fund
Notes to the Financial Statements (continued)
July 31, 2022 - (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-

12

Channing Intrinsic Value Small-Cap Fund
Notes to the Financial Statements (continued)
July 31, 2022 - (Unaudited)

traded security is generally valued at the mean between the most recent quoted bid and ask prices. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2022:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,581,085	$—	$—	$6,581,085
Money Market Funds	260,247	—	—	260,247
Total	$6,841,332	$—	$—	$6,841,332

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly at an annual rate of 0.70% of the average daily net assets of the Fund. For the six months ended July 31, 2022, the Adviser earned a fee of $17,894 from the Fund before the waivers and reimbursements described below. At July 31, 2022, the Adviser owed the Fund $20,816.

The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2023, so that total annual fund operating expenses do not exceed 0.95%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board, and it will automatically terminate upon the termination of the investment advisory agreement between the Trust and the Adviser. This operating expense

13

Channing Intrinsic Value Small-Cap Fund
Notes to the Financial Statements (continued)
July 31, 2022 - (Unaudited)

limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with GAAP, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including exchange-traded funds, that have their own expenses.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three years following the date the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that is in effect at the time of the repayment or at the time of the fee waiver or expense reimbursement, whichever is lower. For the six months ended July 31, 2022, the Adviser waived fees or reimbursed expenses totaling $82,895. As of July 31, 2022, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

Recoverable Through
January 31, 2025	$105,136
July 31, 2025	82,895

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. Prior to April 1, 2022, the Administrator also provided certain compliance services to the Fund.

Effective April 1, 2022, Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

The officers and one trustee of the Trust are members of management and/or employees of the Administrator or of NLCS, and are not paid by the Trust for services to the Fund. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of Ultimus. There were no payments made to the Distributor by the Fund for the six months ended July 31, 2022.

14

Channing Intrinsic Value Small-Cap Fund
Notes to the Financial Statements (continued)
July 31, 2022 - (Unaudited)

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended July 31, 2022, purchases and sales of investment securities, other than short-term investments, were $6,818,746 and $1,241,658, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended July 31, 2022.

NOTE 6. FEDERAL TAX INFORMATION

At July 31, 2022, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$109,470
Gross unrealized depreciation	(750,415)
Net unrealized depreciation on investments	(640,945)
Tax cost of investments	$7,482,277

At July 31, 2022, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

The tax character of distributions paid for the fiscal period ended January 31, 2022, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$4,208
Total distributions paid	$4,208

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At January 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(2,671)
Unrealized depreciation on investments	(17,846)
Total accumulated deficit	$(20,517)

As of January 31, 2022, the Fund had short-term capital loss carryforwards of $1,429. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. As of January 31, 2022, the Fund had deferred Qualified Late Year Ordinary losses of $1,241.

15

Channing Intrinsic Value Small-Cap Fund
Notes to the Financial Statements (continued)
July 31, 2022 - (Unaudited)

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the 1940 Act. At July 31, 2022, SEI Private Trust Co. owned 72.53% of the outstanding shares of the Fund. As a result, SEI Private Trust Co. may be deemed to control the Fund.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

16

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2022 through July 31, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	February 1,	July 31,	During	Expense
	2022	2022	Period(a)	Ratio
Actual	$1,000.00	$917.10	$4.52	0.95%
Hypothetical(b)	$1,000.00	$1,020.08	$4.76	0.95%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

17

FACTS	WHAT DOES CHANNING INTRINSIC VALUE SMALL-CAP FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ account balances and account transactions

■ transaction or loss history and purchase history

■ checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (833) 565-1919

18

Who we are
Who is providing this notice?	Channing Intrinsic Value Small-Cap Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)

What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■     open an account or deposit money

■     buy securities from us or sell securities to us

■     make deposits or withdrawals from your account

■     give us your account information

■     make a wire transfer

■     tell us who receives the money

■     tell us where to send the money

■     show your government-issued ID

■     show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes — information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■     Channing Capital Management, LLC the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

19

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (833) 565-1919 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Andrea N. Mullins, Chairperson Ira P. Cohen Mark J. Seger	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS
Matthew J. Miller, Principal Executive Officer and
    President
Zachary P. Richmond, Principal Financial Officer and
    Treasurer
N. Lynn Bowley, Chief Compliance Officer
Carol J. Highsmith, Vice President and Secretary	LEGAL COUNSEL Troutman Pepper Hamilton Sanders LLP 3000 Two Logan Square 18th and Arch Streets Philadelphia, PA 19103

INVESTMENT ADVISER Channing Capital Management, LLC 10 S. LaSalle Street, Suite 2401 Chicago, IL 60603	CUSTODIAN U.S. Bank, N.A. 425 Walnut Street Cincinnati, OH 45202

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Channing-SAR-2022

Semi-Annual Report
July 31, 2022

MDP Low Volatility Fund

Class I Shares – MDPLX

Investment Results (Unaudited)

Total Returns(a)
(for the period ended July 31, 2022)
Since Inception
March 31,
2022 (b)
MDP Low Volatility Fund — Class I	(4.30)%
S&P 500 Total Return Index	(8.37)%
Expense
Ratio(c)
1.17%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on MDP Low Volatility Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (833) 914-3344.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s return reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for period less than one year are not annualized.

(b)	The inception date of the Fund was March 11, 2022. However, the Fund did not invest in long-term securities towards the investment objective and commence operations until March 31, 2022. March 31, 2022 is the performance calculation inception date.

(c)	The expense ratio as disclosed in the Fund’s prospectus dated March 9, 2022 is based on estimated amounts for the current fiscal year. Additional information pertaining to the expense ratios as of July 31, 2022 can be found in the financial highlights.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please call (833) 914-3344 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Semi-Annual Report
1

Fund Holdings (Unaudited)
July 31, 2022

MDP Low Volaility Fund Portfolio Holdings as of July 31, 2022*

*	As a percentage of net assets.

The investment objective of the Fund is to provide capital appreciation and mitigate volatility by combining index investments and index options to capture long-term, risk-adjusted returns.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

Semi-Annual Report
2

MDP Low Volatility Fund
Schedule of Investments
July 31, 2022 (Unaudited)

		Fair
EXCHANGE-TRADED FUNDS — 88.03%	Shares	Value
SPDR S&P 500 ETF Trust(a)	450	$185,396
Total Exchange-Traded Funds
(Cost $193,627)		185,396

	Number of	Notional	Exercise	Expiration	Fair
PUT OPTIONS PURCHASED — 2.30%	Contracts	Amount	Price	Date	Value
SPDR S&P 500 ETF Trust(b)	4	$164,796	$402	10/21/22	$4,844

Total Put Options Purchased
Cost ($4,781)					4,844

MONEY MARKET FUNDS — 9.51%	Shares
Federated Government Obligations Fund, Institutional Class, 1.77%(c)	20,039	$20,039

Total Money Market Funds
(Cost $20,039)		20,039

Total Investments — 99.84%
(Cost 218,447)		210,279

Other Assets in Excess of Liabilities — 0.16%		338

NET ASSETS — 100.00%		$210,617

(a)	These securities are held as collateral for written options.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven-day effective yield as of July 31, 2022.

See accompanying notes which are an integral part of these financial statements.

Semi-Annual Report
3

MDP Low Volatility Fund
Schedule of Open Written Option Contracts
July 31, 2022 (Unaudited)

	Number of	Notional	Exercise	Expiration	Fair
Description	Contracts	Amount	Price	Date	Value
Written Call Options — (0.97)%
SPDR S&P 500 ETF Trust(a)	(4)	$(164,796)	$427.00	9/16/22	$(2,038)

Total Written Call Options
(Premiums Received $2,196)					(2,038)

Written Put Options — (0.74)%
SPDR S&P 500 ETF Trust(a)	(4)	(164,796)	382.00	9/16/22	(1,562)

Total Written Put Options
(Premiums Received $1,536)					(1,562)

Total Written Options
(Premiums Received $3,732)					$(3,600)

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Semi-Annual Report
4

MDP Low Volatility Fund
Statement of Assets and Liabilities
July 31, 2022 (Unaudited)

Assets
Investments in securities at fair value (cost $218,447) (Note 3)	$210,279
Cash	6,003
Cash held at broker for options transactions	6,100
Receivable for investments sold	3,964
Dividends receivable	25
Receivable from Adviser	16,817
Deferred offering cost (Note 2)	20,651
Total Assets	263,839
Liabilities
Options written, at value (premium received $3,732)	3,600
Payable for investments purchased	11,284
Payable to affiliates (Note 4)	20,556
Payable to trustees	914
Other accrued expenses	16,868
Total Liabilities	53,222
Net Assets	$210,617
Net Assets consist of:
Paid-in capital	220,000
Accumulated deficit	(9,383)
Net Assets	$210,617
Shares outstanding (unlimited number of shares authorized, no par value)	22,000
Net asset value, offering and redemption price per share (Note 2)	$9.57

See accompanying notes which are an integral part of these financial statements.

Semi-Annual Report
5

MDP Low Volatility Fund
Statement of Operations
For the period ended July 31, 2022(a) (Unaudited)

Investment Income
Dividend income	$681
Total investment income	681
Expenses
Administration fees (Note 4)	21,794
Organizational (Note 2)	15,500
Legal fees	13,038
Offering cost (Note 2)	10,368
Audit and tax preparation fees	7,951
Compliance services fees (Note 4)	7,471
Registration expenses	5,433
Transfer agent fees (Note 4)	5,324
Trustee fees	2,983
Custodian fees	2,842
Printing and postage expenses	1,622
Investment Adviser fees (Note 4)	418
Miscellaneous expense	8,916
Total expenses	103,660
Fees contractually waived and expenses reimbursed by Adviser (Note 4)	(102,789)
Net operating expenses	871
Net investment loss	(190)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Written options	(4,631)
Purchased options	3,474
Change in unrealized appreciation (depreciation) on:
Investment securities	(8,231)
Written options	132
Purchased options	63
Net realized and change in unrealized loss on investments	(9,193)
Net decrease in net assets resulting from operations	$(9,383)

(a)	For the period March 31, 2022 (commencement of operations) to July 31, 2022.

See accompanying notes which are an integral part of these financial statements.

Semi-Annual Report
6

MDP Low Volatility Fund
Statement of Changes in Net Assets

For the
Period Ended
July 31, 2022(a)
(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(190)
Net realized loss on written options and purchased options	(1,157)
Net change in unrealized depreciation of investment securities, written options and purchased options	(8,036)
Net decrease in net assets resulting from operations	(9,383)
Capital Transactions - Class I:
Proceeds from shares sold	220,000
Net increase in net assets resulting from capital transactions	220,000
Total Increase in Net Assets	210,617
Net Assets
Beginning of period	—
End of period	$210,617
Share Transactions - Class I:
Shares sold	22,000
Net increase in shares	22,000

(a)	Inception date of the Fund was March 11, 2022. The Fund commenced operations on March 31, 2022.

See accompanying notes which are an integral part of these financial statements.

Semi-Annual Report
7

MDP Low Volatility Fund
Financial Highlights
(For a share outstanding during the period)

	For the
	Period
	Ended
	July 31,
Class I	2022(a)
Selected Per Share Data:
Net asset value, beginning of period	$10.00

Investment operations:
Net investment loss	(0.01)
Net realized and unrealized loss	(0.42)
Total from investment operations	(0.43)

Net asset value, end of period	$9.57

Total Return(b)	(4.30	)% (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$211
Ratio of net expenses to average net assets	1.25	% (d)
Ratio of expenses to average net assets before waiver and reimbursement	148.72	% (d)
Ratio of net investment loss to average net assets	(0.27	)% (d)
Portfolio turnover rate	0.00	% (c)

(a)	Inception date of the Fund was March 11, 2022. The Fund commenced operations on March 31, 2022.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

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8

MDP Low Volatility Fund
Notes to the Financial Statements
July 31, 2022 (Unaudited)

NOTE 1. ORGANIZATION

The MDP Low Volatility Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund currently offers one class of shares, Class I. Class A shares have been approved by the Board, but are not yet available for purchase and are not being offered at this time. Inception date of the Fund was March 11, 2022. The Fund commenced operations on March 31, 2022. The Fund’s investment adviser is Millbank Dartmoor Portsmouth LLC (the “Adviser”). The investment objective of the Fund is to seek capital appreciation and mitigate volatility by combining index investments and index options to capture long-term, risk-adjusted returns.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended July 31, 2022, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when

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MDP Low Volatility Fund
Notes to the Financial Statements
July 31, 2022 (Unaudited) (Continued)

incurred. During the period ended July 31, 2022, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the interim tax period since inception, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Share Valuation – The NAV is calculated each day the New York Stock Exchange (the “NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

Organization and Offering Costs – The Adviser advanced some of the Fund’s organization and initial offering costs and was subsequently reimbursed by the Fund. Costs of $31,019 incurred in connection with the offering and initial registration of the Fund have been deferred and are being amortized on a straight-line basis over the first twelve months after commencement of operations. Costs of $15,500 incurred in connection with the organization of the Fund were expensed as incurred. As of July 31, 2022, the amount of the offering costs remaining to amortize was $20,651.

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10

MDP Low Volatility Fund
Notes to the Financial Statements
July 31, 2022 (Unaudited) (Continued)

Purchased/Written Option Contracts – The Fund may write or purchase option contracts to adjust risk and return of its overall investment positions. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to or subtracted from the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Investing in purchased and written options contracts exposes the Fund to equity price risk.

The following tables identify the location and fair value of derivative instruments on the Statement of Assets and Liabilities as of July 31, 2022, and the effect of derivative instruments on the Statement of Operations for the period ended July 31, 2022.

As of July 31, 2022:

Location of Derivatives on Statement of Assets and Liabilities

	Asset	Liability	Fair
Derivatives	Derivatives	Derivatives	Value
Equity Price Risk:
Options Purchased	Investments in securities at fair value		$4,844
Options Written		Options written,at fair value	(3,600)

For the period ended July 31, 2022:

			Change in
			Unrealized
	Location of Gain (Loss) on	Realized	Appreciation
	Derivatives on Statement	Gain (Loss)	(Depreciation)
Derivatives	of Operations	on Derivatives	on Derivatives
Equity Price Risk:
Options purchased	Net realized gain and change in unrealized appreciation (depreciation) on investment securities	$3,474	$63
Options written	Net realized gain and change in unrealized appreciation (depreciation) on written options	(4,631)	132

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11

MDP Low Volatility Fund
Notes to the Financial Statements
July 31, 2022 (Unaudited) (Continued)

The following summarizes the average ending monthly notional value of derivatives outstanding during the period ended July 31, 2022:

Average Ending
Monthly
Derivatives	Notional Value(a)
Options Purchased	$157,848
Options Written	(240,246)

(a)	Average based on the two months during the period that had activity

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of July 31, 2022:

Gross Amounts Not
Offset in Statements of
Assets and Liabilities
		Gross	Net Amounts
		Amounts	of Liabilities
	Gross	Offset in	Presented in
	Amounts of	Statement of	Statement of
	Recognized	Assets and	Assets and	Financial	Collateral
	Liabilities	liabilities	Liabilities	Instruments	Pledged	Net Amount
Written Options	$3,600	$—	$3,600	$(3,600)	$—	$—

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting

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MDP Low Volatility Fund
Notes to the Financial Statements
July 31, 2022 (Unaudited) (Continued)

entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at the mean between the most recent quoted bid and ask prices. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities.

Exchange-traded options on securities and indices purchased or sold by the Fund generally will be valued at the mean of the last bid and ask prices. If there is no such reported ask on the valuation date, purchased options are valued at the most recent bid price. If there is no such reported bid on the valuation date, written options are valued at the most recent ask price. On the last business day of each month, the Cboe Options Exchange (“Cboe”) conducts special end-of-month non-trading closing rotations for the sole purpose of determining the fair value of the

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MDP Low Volatility Fund
Notes to the Financial Statements
July 31, 2022 (Unaudited) (Continued)

S&P 500 Index (SPX) option series. For month end valuations of SPX, the Cboe adjusted price will be used if the special end-of-month non-trading closing rotation fair value price differs from the price provided at market close. Options will generally be categorized as Level 2 securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2022:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$185,396	$—	$—	$185,396
Put Options Purchased	—	4,844	—	4,844
Money Market Funds	20,039	—	—	20,039
Total	$205,435	$4,844	$—	$210,279

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$—	$(2,038)	$—	$(2,038)
Written Put Options	—	(1,562)	—	(1,562)
Total	$—	$(3,600)	$—	$(3,600)

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly at an annual rate of 0.60% of the average daily net assets of the Fund. For the period ended July 31, 2022, the Adviser earned a fee of $418 from the Fund before the waivers described below. At July 31, 2022, the Adviser owed the Fund $16,817.

The Adviser has entered into an expense limitation agreement where it has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2024 so that Total Annual Fund Operating Expenses does not exceed 1.25%.This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted

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14

MDP Low Volatility Fund
Notes to the Financial Statements
July 31, 2022 (Unaudited) (Continued)

accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any “Acquired Funds Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including ETFs, that have their own expenses.

The Adviser retains its right to receive reimbursement of any excess payments paid by it pursuant to ELA in the three years following the date the particular expense payment occurred, but only if such reimbursement can be achieved without exceeding the applicable Operating Expense Limit in effect at the time of the expense payment for the reimbursement (the “Reimbursement Amount”). For the period ended July 31, 2022, the Adviser waived fees and reimbursed expense totaling $102,789. As of July 31, 2022, the Adviser may seek repayment of investment advisory fees waivers and expense reimbursement as follows:

Recoverable Through
July 31, 2025	$102,789

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also employees of Ultimus or NLCS and such persons are not paid by the Fund for serving in such capacities.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the period ended July 31, 2022, there were $193,627 in purchases and no sales of investment securities, other than short-term investments.

There were no purchases or sales of long-term U.S. government obligations during the period ended July 31, 2022.

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MDP Low Volatility Fund
Notes to the Financial Statements
July 31, 2022 (Unaudited) (Continued)

NOTE 6. FEDERAL TAX INFORMATION

At July 31, 2022, the net unrealized appreciation (depreciation) and tax cost of investments, including written options, for tax purposes was as follows:

Gross unrealized appreciation	$221
Gross unrealized depreciation	(8,257)
Net unrealized depreciation on investments	$(8,036)
Tax cost of investments	$214,715

NOTE 7. PRINCIPAL HOLDER OF FUND SHARES

As of July 31, 2002, the following shareholder owned of record 25% or more of the outstanding shares of the Fund:

NAME OF RECORD OWNER	% Ownership
Michael McCarthy	100%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters present at a shareholdings’ meeting.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

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Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 31, 2022 (commencement of operations) through July 31, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid	Annualized
	Value,	Value,	During	Expense
	March 31, 2022	July 31, 2022	Period (a)	Ratio
Actual	$1,000.00	$957.00	$4.09	1.25%
Hypothetical (b)	$1,000.00	$1,018.60	$6.25	1.25%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 122/365 (to reflect the period since commencement of operations on March 31, 2022). Hypothetical expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

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Investment Advisory Agreement Approval (Unaudited)

At a meeting held on February 18, 2022, the Board of Trustees (the “Board”) considered the approval of the Investment Advisory Agreement (the “MDP Agreement”) between Valued Advisers Trust (the “Trust”) and Millbank Dartmoor Portsmouth LLC (“MDP”) with respect to the MDP Low Volatility Fund (the “MDP Fund”). MDP provided written information to the Board to assist the Board in its considerations.

The Board discussed the proposed contractual arrangements between MDP and the Trust with respect to the MDP Fund. Trust counsel reminded the Trustees of their fiduciary duties and responsibilities, including the factors to be considered, and the application of those factors to MDP. The Trustees considered the information provided for their review in advance of the meeting, which included, among other things, a letter from counsel to MDP, MDP’s response to that letter, financial information relating to MDP, and MDP’s Form ADV. The Board did not identify any particular information that was most relevant to its consideration to approve the MDP Agreement and each Trustee may have afforded different weight to the various factors.

1.	The nature, extent, and quality of the services to be provided by MDP. In this regard, the Board considered responsibilities that MDP would have under the MDP Agreement. The Trustees considered the services proposed to be provided by MDP to the MDP Fund, including without limitation: MDP’s procedures for formulating investment recommendations and assuring compliance with the MDP Fund’s investment objectives and limitations; the efforts of MDP during the MDP Fund’s start-up phase, its anticipated coordination of services for the MDP Fund among the MDP Fund’s service providers, and its anticipated efforts to promote the MDP Fund and grow its assets. The Trustees considered MDP’s continuity of, and commitment to retain, qualified personnel and MDP’s commitment to maintain and enhance its resources and systems, and MDP’s cooperation with the Board and counsel for the MDP Fund. The Trustees considered MDP’s personnel, including the education and experience of MDP’s personnel and MDP’s compliance program, policies and procedures. After considering the foregoing information and further information in the Meeting materials provided by MDP (including MDP’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services proposed to be provided by MDP will be satisfactory and adequate for the MDP Fund.

2.	Investment Performance of the MDP Fund and MDP. The Board noted that the MDP Fund had not commenced operations and thus did not have investment performance information to review. The Trustees reviewed information regarding the performance of MDP’s accounts with a strategy similar to the MDP Fund. The Board reflected upon their discussions with personnel of MDP, a review of such persons’ background and qualifications, and the anticipated implementation of the MDP Fund’s investment strategies. After reviewing the information provided, the Board concluded, in light of the foregoing factors, that the investment performance of MDP was satisfactory.

3.	The costs of the services to be provided and profits to be realized by MDP from the relationship with the MDP Fund. In this regard, the Board considered: the financial condition of MDP and the level of commitment to the MDP Fund and MDP by the principals of MDP; the projected asset levels of the MDP Fund; MDP’s payment of startup costs for the MDP Fund; and the

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18

overall anticipated expenses of the MDP Fund, including the expected nature and frequency of advisory fee payments. The Board also considered potential benefits for MDP in managing the MDP Fund. The Board compared the expected fees and expenses of the MDP Fund (including the management fee) to other funds included in its expected Morningstar category and its custom peer group. They noted that the MDP Fund’s proposed management fee was below the category average and median, and the expected net expense ratio was equal to the category median and below the category average. They also noted that the proposed management fee and expected net expense ratio were lower than the peer group average and median. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to MDP by the MDP Fund were fair and reasonable in light of the services to be provided.

4.	The extent to which economies of scale would be realized as the MDP Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the MDP Fund’s investors. In this regard, the Board considered the MDP Fund’s fee arrangements with MDP. The Board noted that the management fee would stay the same as asset levels increased, although it also noted that the shareholders of the MDP Fund would benefit from the Expense Limitation Agreement. The Board also noted that the MDP Fund would benefit from economies of scale under the Trust’s agreements with service providers other than MDP. Following further discussion of the MDP Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that the MDP Fund’s fee arrangements with MDP were fair and reasonable in relation to the nature and quality of the services to be provided by MDP.

5.	Possible conflicts of interest and benefits to MDP. In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the MDP Fund; the basis of decisions to buy or sell securities for the MDP Fund and/or MDP’s other accounts; the substance and administration of MDP’s code of ethics and other relevant policies described in MDP’s Form ADV. Following further consideration and discussion, the Board determined that MDP’s standards and practices relating to the identification and mitigation of potential conflicts of interest were satisfactory and the anticipated benefits to be realized by MDP from managing the MDP Fund were acceptable.

After additional consideration of the relevant factors and further discussion among the Board members, the Board determined to approve the MDP Agreement.

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MDP Low Volatility Fund Privacy Policy

FACTS	WHAT DOES MDP LOW VOLATILITY FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■   Social Security number

■   account balances and account transactions

■   transaction or loss history and purchase history

■   checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (833) 914-3344

Who we are
Who is providing this notice?	MDP Low Volatility Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)

What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■   open an account or deposit money

■   buy securities from us or sell securities to us

■   make deposits or withdrawals from your account

■   give us your account information

■   make a wire transfer

■   tell us who receives the money

■   tell us where to send the money

■   show your government-issued ID

■   show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■   sharing for affiliates’ everyday business purposes—information about your creditworthiness

■   affiliates from using your information to market to you

■   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■   Millbank Dartmoor Portsmouth LLC, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund doesn’t jointly market.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (833) 914-3344 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES
Andrea N. Mullins, Chairperson
Ira P. Cohen
Mark J. Seger

OFFICERS
Matthew J. Miller, Principal Executive Officer and President
Zachary P. Richmond, Principal Financial Officer and Treasurer
N. Lynn Bowley, Chief Compliance Officer
Carol J. Highsmith, Vice President and Secretary

INVESTMENT ADVISER
Millbank Dartmoor Portsmouth LLC
22 South Pack Square, Suite #401
Asheville, NC 28801

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Troutman Pepper Hamilton Sanders LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103

CUSTODIAN
U.S. Bank N.A.
425 Walnut Street
Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

MDP-SAR-22

Summitry Equity Fund

GGEFX

Semi-Annual Report

July 31, 2022

Summitry LLC

919 E. Hillsdale Boulevard, Suite 150

Foster City, CA 94404

(866) 954-6682

Investment Results (Unaudited)

Average Annual Total Returns as of July 31, 2022*

	Six Months	One Year	Five Year	Ten Year
Summitry Equity Fund	(13.17)%	(12.88)%	7.86%	10.65%
S&P 500® Index(a)	(7.81)%	(4.64)%	12.83%	13.80%

Total annual operating expenses, as disclosed in the most recent Summitry Equity Fund (the “Fund”) prospectus dated May 31, 2022, were 1.31% of the Fund’s average daily net assets (1.25% after fee waivers/expense reimbursements by Summitry LLC (the “Adviser”)). The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2023, so that Total Annual Fund Operating Expenses do not exceed 1.25%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of Valued Advisers Trust (the “Trust”), and it will automatically terminate upon the termination of the investment advisory agreement between the Trust and the Adviser. This operating expense limitation does not apply to: (i)  interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies that have their own expenses. Each fee waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following the date on which the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (866) 954-6682.

*	Average annual total returns reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized. Information pertaining to the Fund’s expense ratios as of July 31, 2022 can be found in the financial highlights.

(a)	The S&P 500® Index (the “S&P 500”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the S&P 500; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (866) 954-6682. Please read it carefully before investing. The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

1

Fund Holdings (Unaudited)

Summitry Equity Fund Holdings as of July 31, 2022*

*	As a percentage of net assets.

The investment objective of the Fund is to provide long-term capital appreciation. A secondary objective is to provide current income.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http:// www.sec.gov and on the Fund’s website at www.summitryfunds.com.

2

Summitry Equity Fund
Schedule of Investments
July 31, 2022 - (Unaudited)

COMMON STOCKS — 99.35%	Shares	Fair Value
Communications — 18.45%
Alphabet, Inc., Class A(a)	40,360	$4,694,675
Meta Platforms, Inc., Class A(a)	17,010	2,706,291
Netflix, Inc. (a)	7,352	1,653,465
Walt Disney Co. (The)(a)	22,250	2,360,725
		11,415,156
Consumer Discretionary — 23.84%
Amazon.com, Inc.(a)	10,760	1,452,062
CarMax, Inc.(a)	19,140	1,905,196
Dollar General Corp.	5,287	1,313,449
Lowe’s Cos., Inc.	15,270	2,924,663
Ross Stores, Inc.	33,360	2,710,834
Starbucks Corp.	24,128	2,045,572
Ulta Beauty, Inc.(a)	6,156	2,394,130
		14,745,906
Financials — 9.97%
Berkshire Hathaway, Inc., Class B(a)	9,778	2,939,266
Charles Schwab Corp. (The)	23,800	1,643,390
Wells Fargo & Co.	36,142	1,585,550
		6,168,206
Health Care — 5.21%
Agilent Technologies, Inc.	13,234	1,774,679
Medtronic PLC	15,630	1,446,088
		3,220,767
Industrials — 6.61%
Northrop Grumman Corp.	5,235	2,507,041
W.W. Grainger, Inc.	2,905	1,578,955
		4,085,996
Technology — 35.27%
Fiserv, Inc.(a)	33,915	3,584,137
Mastercard, Inc., Class A	8,760	3,099,200
Microsoft Corp.	11,600	3,256,584
Nintendo Co. Ltd. - ADR	34,035	1,905,960
salesforce.com, Inc.(a)	9,555	1,758,311
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	30,199	2,672,008
Visa, Inc., Class A	16,395	3,477,543
Zebra Technologies Corp., Class A(a)	5,779	2,067,091
		21,820,834
Total Common Stocks (Cost $44,856,250)		61,456,865

MONEY MARKET FUNDS - 0.74%
Fidelity Investments Money Market Government Portfolio, Institutional, 1.68%(b)	456,937	456,937
Total Money Market Funds (Cost $456,937)		456,937

Total Investments — 100.09% (Cost $45,313,187)		61,913,802

See accompanying notes which are an integral part of these financial statements

3

Summitry Equity Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)

Liabilities in Excess of Other Assets — (0.09)%	$(57,511)
NET ASSETS — 100.00%	$61,856,291

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of July 31, 2022

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

4

Summitry Equity Fund
Statement of Assets and Liabilities
July 31, 2022 - (Unaudited)

Assets
Investments in securities at fair value (cost $45,313,187) (Note 3)	$61,913,802
Dividends receivable	20,906
Prepaid expenses	9,246
Total Assets	61,943,954
Liabilities
Payable to Adviser (Note 4)	45,322
Payable to affiliates (Note 4)	20,334
Payable to Trustees	1,464
Other accrued expenses	20,543
Total Liabilities	87,663
Net Assets	$61,856,291
Net Assets consist of:
Paid-in capital	$39,441,450
Accumulated earnings	22,414,841
Net Assets	$61,856,291
Shares outstanding (unlimited number of shares authorized, no par value)	2,825,652
Net asset value (“NAV”), offering and redemption price per share (Note 2)	$21.89

See accompanying notes which are an integral part of these financial statements.

5

Summitry Equity Fund
Statement of Operations
For the six months ended July 31, 2022 - (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $11,754)	$257,800
Total investment income	257,800
Expenses
Investment Adviser fees (Note 4)	315,289
Administration (Note 4)	30,390
Fund accounting fees (Note 4)	13,526
Transfer agent fees (Note 4)	9,917
Legal fees	9,461
Audit and tax preparation fees	9,174
Registration expenses	5,996
Custodian fees	5,425
Printing and postage expenses	4,545
Trustee fees	3,578
Compliance service fees (Note 4)	1,488
Insurance expenses	1,426
Miscellaneous	12,100
Total expenses	422,315
Fees contractually waived by Adviser (Note 4)	(28,583)
Net operating expenses	393,732
Net investment loss	(135,932)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	3,529,720
Net change in unrealized depreciation of investment securities	(12,824,092)
Net realized and change in unrealized loss on investments	(9,294,372)
Net decrease in net assets resulting from operations	$(9,430,304)

See accompanying notes which are an integral part of these financial statements.

6

Summitry Equity Fund
Statements of Changes in Net Assets

	For the Six	For the Year
	Months Ended	Ended January 31,
	July 31, 2022	2022
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(135,932)	$(451,936)
Net realized gain on investment securities transactions	3,529,720	7,682,520
Net change in unrealized appreciation (depreciation) of investment securities	(12,824,092)	8,191,603
Net increase (decrease) in net assets resulting from operations	(9,430,304)	15,422,187
Distributions to Shareholders (Note 2)
Earnings	—	(4,860,586)
Total distributions	—	(4,860,586)
Capital Transactions
Proceeds from shares sold	2,320,095	4,775,786
Reinvestment of distributions	—	4,860,586
Amount paid for shares redeemed	(3,840,292)	(10,711,790)
Net decrease in net assets resulting from capital transactions	(1,520,197)	(1,075,418)
Total Increase (Decrease) in Net Assets	(10,950,501)	9,486,183
Net Assets
Beginning of period	72,806,792	63,320,609
End of period	$61,856,291	$72,806,792
Share Transactions
Shares sold	104,467	184,360
Shares issued in reinvestment of distributions	—	187,958
Shares redeemed	(167,133)	(415,272)
Net decrease in shares outstanding	(62,666)	(42,954)

See accompanying notes which are an integral part of these financial statements.

7

Summitry Equity Fund
Financial Highlights

(For a share outstanding during each period)

	For the Six		For the Years Ended January 31,
	Months
	Ended July
	31, 2022
	(Unaudited)		2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$25.21		$21.60	$19.19	$16.97	$19.43	$17.79
Investment operations:
Net investment income (loss)	(0.05)		(0.16)	(0.07)	0.02	0.01	— (a)
Net realized and unrealized gain (loss) on investments	(3.27)		5.54	2.48	2.72	(1.17)	3.13
Total from investment operations	(3.32)		5.38	2.41	2.74	(1.16)	3.13
Less distributions to shareholders from:
Net investment income	—		—	—	(0.03)	—	—
Net realized gains	—		(1.77)	—	(0.49)	(1.30)	(1.49)
Total distributions	—		(1.77)	—	(0.52)	(1.30)	(1.49)
Net asset value, end of period	$21.89		$25.21	$21.60	$19.19	$16.97	$19.43
Total Return(b)	(13.17	)% (c)	24.72%	12.56%	16.15%	(5.70)%	18.18%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$61,856		$72,807	$63,321	$60,960	$55,046	$62,373
Ratio of expenses to average net assets after expense waiver	1.25	% (d)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets before expense waiver	1.34	% (d)	1.31%	1.35%	1.35%	1.35%	1.33%
Ratio of net investment income (loss) to average net assets after expense waiver	(0.43	)% (d)	(0.61)%	(0.36)%	0.11%	0.07%	0.01%
Portfolio turnover rate	12.66	% (c)	23.57%	23.21%	27.62%	31.30%	22.38%

(a)	Rounds to less than $0.005 per share.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

8

Summitry Equity Fund

Notes to the Financial Statements

July 31, 2022 - (Unaudited)

NOTE 1. ORGANIZATION

The Summitry Equity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified series of Valued Advisers Trust (the “Trust”), and commenced operations on April 1, 2009. The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund’s investment adviser is Summitry LLC (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation. A secondary objective is to provide current income.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended July 31, 2022, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended July 31, 2022, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years

9

Summitry Equity Fund

Notes to the Financial Statements (continued)

July 31, 2022 - (Unaudited)

that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Share Valuation – The NAV is calculated each day the New York Stock Exchange (the “NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to

10

Summitry Equity Fund

Notes to the Financial Statements (continued)

July 31, 2022 - (Unaudited)

maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at the mean between the most recent quoted bid and ask prices. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these

11

Summitry Equity Fund

Notes to the Financial Statements (continued)

July 31, 2022 - (Unaudited)

policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2022:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$61,456,865	$—	$—	$61,456,865
Money Market Funds	456,937	—	—	456,937
Total	$61,913,802	$—	$—	$61,913,802

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement on behalf of the Fund, the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended July 31, 2022, the Adviser earned a fee of $315,289 from the Fund before the waivers described below. At July 31, 2022, the Fund owed the Adviser $45,322.

The Adviser has contractually agreed to waive or limit its fees and to assume certain Fund operating expenses, until May 31, 2023, so that total annual operating expenses do not exceed 1.25%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board, and it will automatically terminate upon the termination of the investment advisory agreement between the Trust and the Adviser. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a plan of distribution under Rule 12b-1, and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of investing in other investment

12

Summitry Equity Fund

Notes to the Financial Statements (continued)

July 31, 2022 - (Unaudited)

companies, including exchange-traded funds, closed-end funds and money market funds that have their own expenses. For the six months ended July 31, 2022, the Adviser waived fees of $28,583.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three years following the date the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver or reimbursement and any expense limitation in place at the time of the repayment. As of July 31, 2022, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

Recoverable Through
January 31, 2023	$30,552
January 31, 2024	59,497
January 31, 2025	43,156
July 31, 2025	28,583

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. Prior to April 1, 2022, the Administrator also provided certain compliance services to the Fund.

Effective April 1, 2022, Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

The officers and one trustee of the Trust are members of management and/or employees of the Administrator or of NLCS, and are not paid by the Trust for services to the Fund. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of Ultimus. There were no payments made to the Distributor by the Fund for the six months ended July 31, 2022.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Distributor may pay all or

13

Summitry Equity Fund

Notes to the Financial Statements (continued)

July 31, 2022 - (Unaudited)

a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Plan is not active and will not be activated prior to May 31, 2023.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended July 31, 2022, purchases and sales of investment securities, other than short-term investments, were $8,070,140 and $9,600,021, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended July 31, 2022.

NOTE 6. FEDERAL TAX INFORMATION

At July 31, 2022, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$19,688,119
Gross unrealized depreciation	(3,087,504)
Net unrealized appreciation on investments	$16,600,615
Tax cost of investments	$45,313,187

The tax character of distributions paid for the fiscal year ended January 31, 2022, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Long-term capital gains	$4,860,586
Total distributions paid	$4,860,586

At January 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed long-term capital gains	$2,473,193
Accumulated capital and other losses	(52,755)
Unrealized appreciation on investments	29,424,707
Total accumulated earnings	$31,845,145

14

Summitry Equity Fund

Notes to the Financial Statements (continued)

July 31, 2022 - (Unaudited)

As of January 31, 2022, the Fund had deferred Qualified Later Year Ordinary losses of $52,755. During the fiscal year ended January 31, 2022, the Fund utilized capital loss carryforwards of $6,057.

NOTE 7. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of July 31, 2022, the Fund had 35.27% of the value of its net assets invested in stocks within the Technology sector.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

15

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2022 through July 31, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	February 1,	July 31,	During	Expense
	2022	2022	Period(a)	Ratio
Actual	$1,000.00	$868.30	$5.79	1.25%
Hypothetical(b)	$1,000.00	$1,018.60	$6.26	1.25%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

16

FACTS	WHAT DOES SUMMITRY EQUITY FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ account balances and account transactions

■ transaction or loss history and purchase history

■ checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (866) 954-6682

17

Who we are
Who is providing this notice?	Summitry Equity Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)

What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■     open an account or deposit money

■     buy securities from us or sell securities to us

■     make deposits or withdrawals from your account

■     give us your account information

■     make a wire transfer

■     tell us who receives the money

■     tell us where to send the money

■     show your government-issued ID

■     show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes — information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Summitry LLC, the investment adviser to the Fund, could be deemed to be an affiliate.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

18

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (866) 954-6682 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Andrea N. Mullins, Chairperson Ira P. Cohen Mark J. Seger	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS
Matthew J. Miller, Principal Executive Officer and
    President
Zachary P. Richmond, Principal Financial Officer and
    Treasurer
N. Lynn Bowley, Chief Compliance Officer
Carol J. Highsmith, Vice President and Secretary	LEGAL COUNSEL Troutman Pepper Hamilton Sanders LLP 3000 Two Logan Square 18th and Arch Streets Philadelphia, PA 19103

INVESTMENT ADVISER Summitry LLC 919 E. Hillsdale Boulevard, Suite 150 Foster City, CA 94404	CUSTODIAN Huntington National Bank 41 South High Street Columbus, OH 43215

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC

Summitry-SAR-2022

(b)	Not applicable

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE– applies to listed companies only

Item 6. Schedule of Investments. Schedules filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE

Item 13. Exhibits.

(a) (1)	NOT APPLICABLE – disclosed with annual report

(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(3)	Not applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Valued Advisers Trust

By /s/ Matthew J. Miller

Matthew J. Miller, President and Principal Executive Officer

Date 10/5/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Matthew J. Miller

Matthew J. Miller, President and Principal Executive Officer

Date 10/5/2022

By /s/ Zachary P. Richmond

Zachary P. Richmond, Treasurer and Principal Financial Officer

Date 10/5/2022